Segment and Revenue by Geography and by Major Customer (Details) - Schedule of evaluating financial performance and allocating resources - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 90,715	$ 70,684	$ 56,910
Gross profit (loss)	63,390	50,579	43,478
Research and development expenses	(58,207)	(46,875)	(44,725)
Sales and marketing expenses	(16,959)	(14,214)	(13,657)
General and administrative expenses	(16,593)	(16,556)	(7,884)
Segment operating profit (loss)	(28,369)	(27,066)	(22,788)
Financial income, net	(1,770)	1,102	3,300
Loss before taxes on income	27,683	26,544	19,652
Depreciation expenses	1,377	1,099	1,093
Audio Video [Member]
Segment Reporting Information [Line Items]
Revenues	74,540	62,801	54,843
Gross profit (loss)	58,425	48,909	43,609
Research and development expenses	20,901	14,054	13,116
Sales and marketing expenses	7,290	6,944	6,625
General and administrative expenses	8,259	8,322	4,064
Segment operating profit (loss)	21,975	19,589	19,804
Depreciation expenses	641	371	419
Automotive [Member]
Segment Reporting Information [Line Items]
Revenues	16,175	7,883	2,067
Gross profit (loss)	4,965	1,670	(131)
Research and development expenses	37,306	32,821	31,609
Sales and marketing expenses	9,669	7,270	7,032
General and administrative expenses	8,334	8,234	3,820
Segment operating profit (loss)	(50,344)	(46,655)	(42,592)
Depreciation expenses	736	728	674
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	90,715	70,684	56,910
Gross profit (loss)	63,390	50,579	43,478
Research and development expenses	58,207	46,875	44,725
Sales and marketing expenses	16,959	14,214	13,657
General and administrative expenses	16,593	16,556	7,884
Segment operating profit (loss)	(28,369)	(27,066)	(22,788)
Change in fair value of Forfeiture Shares	2,907	(173)
Financial income, net	(1,770)	1,102	3,300
Loss before taxes on income	(27,232)	(26,137)	(19,488)
Depreciation expenses	$ 1,377	$ 1,099	$ 1,093